VANECK SHORT MUNI ETF
SCHEDULE OF INVESTMENTS
January 31, 2024 (unaudited)

Par
(000's) Value
MUNICIPAL BONDS: 98.7%
Alabama : 3.4%
Alabama Federal Aid Highway
Finance Authority, Series A
(RB)
5.00%, 06/01/37 (c) $ 1,000 $ 1,083,342
Alabama Public School and
College Authority, Series A
(RB)
5.00%, 11/01/27 515 560,405
Black Belt Energy Gas District
Gas, Project No. 4, Series A
(RB)
4.00%, 12/01/49 (c) (p) 1,000 1,002,322
Black Belt Energy Gas District,
Series C-1 (RB)
4.00%, 10/01/52 (c) (p) 600 601,089
County of Jefferson (RB)
5.00%, 09/15/28 (c) 525 559,485
Lower Alabama Gas District,
Project No. 2 (RB) (SAW)
4.00%, 12/01/50 (c) (p) 1,500 1,501,691
Southeast Energy Authority,
Cooperative District
Commodity Supply, Series
A (RB)
5.25%, 01/01/54 (c) (p) 1,000 1,067,094
The Black Belt Energy Gas
District, Gas Project, Series
E (RB)
5.00%, 05/01/53 (p) 1,000 1,045,515
Tuscaloosa City Board of
Education (RB)
5.00%, 08/01/46 (c) 1,055 1,111,706
8,532,649
Alaska : 0.3%
Alaska Housing Finance Corp.,
Series A (RB)
4.00%, 12/01/28 (c) 700 708,116
Underline
Arizona : 1.4%
Arizona Industrial Development
Authority, Series A (RB)
5.00%, 11/01/28 (c) 500 534,253
City of Phoenix Civic
Improvement Corp., Junior
Lien Wastewater System (RB)
5.00%, 07/01/29 (c) 620 651,533
Maricopa County Industrial
Development Authority,
Banner Health, Series A (RB)
5.00%, 01/01/26 700 727,626
5.00%, 01/01/53 (c) (p) 500 519,202
Salt River Project Agricultural
Improvement & Power
District, Series A (RB)
5.00%, 01/01/26 500 521,349
5.00%, 01/01/27 500 534,211
3,488,174
Par
(000’s) Value
California : 17.4%
Bay Area Toll Authority, San
Francisco Bay Area, Series A
(RB)
2.95%, 04/01/47 (c) (p) $ 1,180 $ 1,158,937
Bay Area Toll Authority, Series
B (RB)
2.85%, 04/01/47 (c) (p) 385 381,677
Bay Area Toll Authority, Series
G (RB)
2.00%, 04/01/53 (c) (p) 725 722,744
California Community Choice
Financing Authority, Clean
Energy, Series A-1 (RB)
4.00%, 05/01/53 (c) (p) 500 503,267
California Community Choice
Financing Authority, Clean
Energy, Series D (RB)
5.50%, 05/01/54 (c) (p) 1,000 1,070,143
California Health Facilities
Financing Authority, Kaiser
Permanente, Series A-1 (RB)
5.00%, 11/01/27 500 545,956
California Health Facilities
Financing Authority,
Providence St. Joseph Health,
Series B-2 (RB)
4.00%, 10/01/36 (c) (p) 500 500,336
California Health Facilities
Financing Authority,
Providence St. Joseph Health,
Series B-3 (RB)
2.00%, 10/01/36 (c) (p) 335 324,832
California Health Facilities
Financing Authority,
Providence St. Joseph Health,
Series C (RB)
5.00%, 10/01/39 (p) 585 597,130
California Infrastructure And
Economic Development
Bank, Series B-2 (RB)
3.00%, 10/01/47 (c) (p) 500 500,049
California State Public Works
Board, Series B (RB)
5.00%, 10/01/26 830 879,955
5.00%, 10/01/28 (c) 785 849,455
California State Public Works
Board, Series C (RB)
5.00%, 11/01/29 675 768,172
California State Public Works
Board, Various Capital
Projects, Series D (RB)
5.00%, 09/01/26 500 529,036
California State University,
Systemwide, Series B-3 (RB)
3.12%, 11/01/51 (c) (p) 500 503,012

VANECK SHORT MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
California Statewide
Communities Development
Authority, Pollution Control,
Southern California Edison
Company, Series A (RB)
1.75%, 09/01/29 (c) $ 500 $ 440,029
City & County of San Francisco,
Series R-1 (GO)
4.00%, 06/15/28 (c) 1,000 1,000,498
City of San Francisco, Public
Utilities Commission Water,
Series C (RB)
5.00%, 11/01/28 500 562,801
Foothill-Eastern Transportation
Corridor Agency, Series A (RB)
0.00%, 01/01/27 ^ 500 460,849
Golden State Tobacco
Securitization Corp.,
Enhanced Tobacco
Settlement, Series A (RB)
5.00%, 06/01/40 (c) 1,000 1,029,147
5.00%, 06/01/45 (c) 1,870 1,924,504
Golden State Tobacco
Securitization Corp.,
Enhanced Tobacco
Settlement, Series A (RB)
(AGM)
0.00%, 06/01/26 ^ 1,000 935,922
Los Angeles County
Metropolitan Transportation
Authority, Series A (RB)
5.00%, 07/01/25 500 516,429
Los Angeles Unified School
District, Series A (GO)
5.00%, 07/01/24 875 882,424
5.00%, 07/01/26 800 847,134
5.00%, 07/01/26 730 773,010
Metropolitan Water District of
Southern California, Series
B (RB)
5.00%, 08/01/24 (c) 1,000 1,008,416
Northern California Energy
Authority, Series A (RB)
4.00%, 07/01/49 (p) 1,000 1,000,496
Oakland Unified School District,
Series A (GO)
5.00%, 08/01/40 (c) 1,000 1,033,964
Orange County Transportation
Authority, I-405 Improvement
Project (RB)
4.00%, 10/15/24 675 679,965
5.00%, 10/15/24 750 760,689
Public Facilities Financing
Authory of the City of San
Diego, Subordinated Water,
Series B (RB)
5.00%, 08/01/27 (c) 500 531,890
Par
(000’s) Value
California (continued)
Public Utilities Commission
of the City & County of
San Francisco, Wastewater
Revenue, Series A (RB)
5.00%, 10/01/26 $ 1,000 $ 1,066,839
San Bernardino Community
College District, Series A (GO)
4.00%, 08/01/49 (c) 540 569,479
San Bernardino County, Capital
Facilities, Project B (CP)
6.88%, 08/01/24 535 545,157
San Joaquin Hills, Agency Toll
Road (RB)
0.00%, 01/01/25 ^ 500 486,900
Southwestern Community
College District, Series D (GO)
5.00%, 08/01/44 (c) 500 516,609
State of California Department
of Water Resources (RB)
5.00%, 12/01/26 500 535,924
State of California, Various
Purpose (GO)
4.00%, 03/01/24 500 500,398
5.00%, 10/01/24 555 562,735
5.00%, 10/01/27 1,000 1,086,835
5.00%, 10/01/27 500 543,417
5.00%, 10/01/27 530 576,023
5.00%, 10/01/29 1,000 1,139,318
5.00%, 11/01/26 915 973,280
5.00%, 11/01/28 (c) 1,000 1,085,182
5.00%, 11/01/28 910 1,014,294
5.00%, 12/01/27 500 544,738
5.00%, 10/01/29 (c) 1,000 1,050,637
5.00%, 04/01/27 750 805,830
5.00%, 08/01/24 325 328,362
5.00%, 08/01/25 1,000 1,033,218
5.00%, 08/01/27 1,305 1,412,946
5.00%, 09/01/26 1,000 1,059,357
5.00%, 09/01/27 1,000 1,084,770
5.00%, 09/01/28 1,000 1,110,370
43,855,486
Colorado : 1.7%
Boulder Larimer & Weld
Counties, St. Vrain Valley
School District, Series C (GO)
(SAW)
5.00%, 12/15/35 (c) 500 532,818
City Of Colorado Springs,
Colorado Utilities System,
Series A-1 (RB)
5.00%, 11/15/26 500 531,811
Colorado Health Facilities
Authority, Sanford, Series A
(RB)
5.00%, 11/01/25 500 515,020
Douglas County School District
No. RE-1 (GO) (SAW)
5.00%, 12/15/24 500 508,572

Par
(000’s) Value
Colorado (continued)
Regional Transportation
District, Fastracks Project,
Series B (RB)
5.00%, 11/01/28 $ 1,000 $ 1,112,236
State of Colorado, Series A (CP)
5.00%, 12/15/26 500 532,901
University of Colorado, Series
A-2 (RB)
4.00%, 06/01/34 (c) 500 530,524
4,263,882
Connecticut : 2.5%
State of Connecticut, Series B
(GO) (BAM)
3.00%, 06/01/29 1,000 1,002,645
State of Connecticut, Series E
(GO)
5.00%, 11/15/25 670 694,912
State of Connecticut, Special
Tax, Transportation
Infrastructure Purpose,
Series A (ST)
5.00%, 05/01/28 600 657,832
State of Connecticut,
Transportation Infrastructure
Purposes, Series A (ST)
5.00%, 05/01/26 1,015 1,064,536
State of Connecticut,
Transportation Infrastructure
Purposes, Series B (RB)
5.00%, 10/01/24 535 541,854
University of Connecticut,
Series A (RB)
5.00%, 04/15/24 575 577,104
5.00%, 04/15/26 550 576,496
5.00%, 04/15/29 (c) 1,000 1,094,149
6,209,528
Delaware : 0.6%
Delaware State Economic
Development Authority, NRG
Energy Project, Series A (RB)
1.25%, 10/01/45 (c) (p) 500 469,196
Delaware Transportation
Authority (RB)
5.00%, 07/01/26 500 527,411
State of Delaware, Series A
(GO)
5.00%, 10/01/25 410 425,497
1,422,104
District of Columbia : 1.0%
District of Columbia, Series D
(GO)
5.00%, 06/01/25 315 323,556
District of Columbia, Series E
(GO)
5.00%, 06/01/25 500 513,581
Metropolitan Washington
Airports Authority, Airport
System, Series B (RB)
5.00%, 10/01/28 500 552,522
Par
(000’s) Value
District of Columbia (continued)
Metropolitan Washington
Airports Authority, Dulles Toll
Road, Series C (RB) (AGC)
6.50%, 10/01/41 (c) $ 1,000 $ 1,093,651
2,483,310
Florida : 2.8%
Central Florida Expressway
Authority (RB) (AGM)
5.00%, 07/01/27 500 537,766
County of Miami-Dade (RB)
5.00%, 10/01/29 (c) 510 535,082
County of Miami-Dade, Water
and Sewer System (RB)
5.00%, 10/01/28 1,000 1,096,746
Florida State Board of
Education, Public Education
Capital Outlay, Series C (GO)
5.00%, 06/01/24 1,000 1,006,542
Florida State Department of
Transportation, Turnpike
Enterprise, Series A (RB)
5.00%, 07/01/26 (c) 655 673,254
Miami-Dade County, Florida
Water and Sewer System,
Series B (RB)
5.00%, 10/01/27 500 540,137
School Board of Miami-Dade
County, Series A (CP)
5.00%, 05/01/28 (c) 895 913,210
School District of Broward
County, Series C (CP)
5.00%, 07/01/24 340 342,590
South Miami Health Facilities
Authority, Baptist Health (RB)
5.00%, 08/15/29 (c) 710 754,586
State of Florida, Board of
Education, Lottery Revenue,
Series A (RB)
5.00%, 07/01/24 650 655,461
7,055,374
Georgia : 3.3%
City of Atlanta, Water and
Wastewater, Series A (RB)
5.00%, 11/01/24 500 507,657
Georgia State Road and Tollway
Authority (RB)
5.00%, 06/01/29 800 897,273
Main Street Natural Gas, Inc.,
Series A (RB)
4.00%, 07/01/52 (c) (p) 1,250 1,255,979
Main Street Natural Gas, Inc.,
Series B (RB)
4.00%, 08/01/49 (c) (p) 500 500,850
5.00%, 12/01/52 (c) (p) 500 525,255
Main Street Natural Gas, Inc.,
Series C (RB)
4.00%, 08/01/52 (c) (p) 500 482,828
4.00%, 03/01/50 (c) (p) 1,500 1,509,359

VANECK SHORT MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Georgia (continued)
State of Georgia, Series A (GO)
5.00%, 02/01/29 (c) $ 680 $ 713,411
5.00%, 08/01/26 700 740,230
State of Georgia, Series C (GO)
5.00%, 07/01/26 1,000 1,055,303
8,188,145
Hawaii : 0.7%
City & County of Honolulu, Rail
Transit Project, Series E (GO)
5.00%, 03/01/26 785 820,985
5.00%, 03/01/27 500 535,588
State of Hawaii, General
Obligation, Series EO (GO)
5.00%, 08/01/25 (c) 520 525,556
1,882,129
Illinois : 4.8%
Board of Trustees of the
University of Illinois, Series
A (RB)
5.00%, 04/01/25 500 510,575
Chicago O'Hare International
Airport, Series B (RB) (AGM)
5.00%, 01/01/26 500 520,397
Chicago O'Hare International
Airport, Series C (RB)
5.00%, 01/01/26 315 327,850
Chicago Transit Authority,
Federal Transit
Administration Section 5307
Urbanized Area Formula (RB)
5.00%, 06/01/25 340 346,553
City of Chicago, Series A (GO)
5.00%, 01/01/27 365 380,916
Illinois Finance Authority, Clean
Water Initiative (RB)
5.00%, 01/01/28 500 543,439
5.00%, 07/01/27 685 736,508
Illinois Finance Authority, Clean
Water Initiative (RB) (AGM)
5.00%, 07/01/24 500 503,663
Illinois Finance Authority,
Northshore University Health
System, Series A (RB) (AGM)
5.00%, 08/15/26 500 525,465
Illinois State Toll Highway
Authority, Series A (RB)
5.00%, 01/01/27 415 441,951
Illinois State Toll Highway
Authority, Series C (RB)
5.00%, 01/01/27 650 692,212
Metropolitan Water
Reclamation District of
Greater Chicago, Series A
(GO)
5.00%, 12/01/29 (c) 780 823,390
Northern Illinois Municipal
Power Agency, Series A (RB)
5.00%, 12/01/29 (c) 910 959,395
Par
(000’s) Value
Illinois (continued)
Regional Transportation
Authority of Illinois, Series
A (RB)
5.00%, 07/01/28 (c) $ 735 $ 791,343
State of Illinois (GO)
3.50%, 06/01/29 (c) 685 688,523
State of Illinois (GO) (AGC)
5.50%, 05/01/25 335 343,888
State of Illinois, Series A (RB)
4.00%, 06/15/28 580 604,053
State of Illinois, Series D (GO)
5.00%, 11/01/25 1,345 1,385,405
5.00%, 11/01/26 800 839,225
11,964,751
Indiana : 0.7%
Indiana Finance Authority,
Series C (RB)
5.00%, 12/01/24 575 584,622
Indiana Finance Authority,
Series E (RB)
5.00%, 06/01/29 935 1,052,164
1,636,786
Kentucky : 1.0%
Kentucky Public Energy
Authority, Gas Supply, Series
B (RB)
4.00%, 01/01/49 (c) (p) 500 500,587
Kentucky Public Energy
Authority, Gas Supply, Series
C-1 (RB)
4.00%, 12/01/49 (c) (p) 1,100 1,101,861
Louisville & Jefferson County,
Metro Government, Norton
Healtcare, Inc., Series C (RB)
5.00%, 10/01/47 (c) (p) 1,000 1,039,241
2,641,689
Louisiana : 0.9%
Louisiana Public Facilities
Authority, Ochsner Clinic
Project, Series B (RB) (SAW)
5.00%, 05/15/50 (c) (p) 500 508,700
St. John Baptist Parish,
Marathon Oil Co., Series B-2
(RB)
2.38%, 06/01/37 (p) 750 714,573
State of Louisiana, Series A
(GO)
5.00%, 02/01/29 1,000 1,116,073
2,339,346
Maine : 0.2%
State of Maine, Series B (GO)
(SBG)
5.00%, 06/01/25 500 513,581
Underline
Maryland : 2.7%
County of Montgomery,
Consolidated Public
Improvement, Series A (GO)
4.00%, 08/01/29 750 809,993

Par
(000’s) Value
Maryland (continued)
State of Maryland, Department
of Transportation (RB)
4.00%, 11/01/27 (c) $ 500 $ 501,445
5.00%, 10/01/26 595 630,653
State of Maryland, Series B
(GO)
5.00%, 08/01/24 550 555,499
State of Maryland, State and
Local Facilities Loan (GO)
4.00%, 06/01/27 (c) 560 561,121
State of Maryland, State and
Local Facilities Loan, Series
A (GO)
5.00%, 03/15/24 1,500 1,503,427
5.00%, 03/15/28 (c) 500 535,634
5.00%, 03/15/28 500 549,340
5.00%, 03/15/29 1,000 1,124,167
6,771,279
Massachusetts : 2.5%
Commonwealth of
Massachusetts, Series A (GO)
5.00%, 01/01/27 710 758,374
5.00%, 05/01/27 500 538,244
5.00%, 07/01/27 500 540,314
Commonwealth of
Massachusetts, Series C (GO)
5.00%, 10/01/26 400 424,605
Commonwealth of
Massachusetts, Series E (GO)
3.00%, 12/01/25 750 751,177
Massachusetts Bay
Transportation Authority
Subordinated Sales Tax
Bonds Series A, Subseries A-1
& Subseries A-2 (RB)
5.00%, 07/01/24 515 519,263
Massachusetts Development
Finance Agency, Harvard
University Issue, Series A (RB)
5.00%, 10/15/26 500 532,076
Massachusetts Housing
Finance Agency Housing
Bonds, Series B-2 (RB)
0.90%, 06/01/26 (c) 500 459,250
Massachusetts State College
Building Authority, Series A
(RB)
5.00%, 05/01/49 (c) 775 795,084
Massachusetts Water
Resources Authority, Series
C (RB)
5.00%, 08/01/40 (c) 1,000 1,056,726
6,375,113
Michigan : 1.3%
City of Royal Oak Hospital
Finance Authority, William
Beaumont Hospital Obligated
Group, Series D (RB)
5.00%, 09/01/39 (c) 1,000 1,001,244
Par
(000’s) Value
Michigan (continued)
Great Lakes Water Authority
Water Supply System, Series
A (RB)
5.00%, 07/01/24 $ 590 $ 594,298
State of Michigan, Grant
Anticipation (RB)
5.00%, 03/15/24 650 651,477
5.00%, 03/15/26 500 523,079
State of Michigan, Trunk Line,
Series B (RB)
5.00%, 11/15/27 500 543,249
3,313,347
Minnesota : 1.3%
Minneapolis- St. Paul
Metropolitan Airports, Series
A (RB)
5.00%, 01/01/29 1,000 1,108,624
Minneapolis-St. Paul
Metropolitan Area, Series C
(GO)
5.00%, 12/01/26 1,000 1,066,183
State of Minnesota, Various
Purpose, Series A (GO)
5.00%, 08/01/24 1,200 1,212,294
3,387,101
Mississippi : 0.2%
State of Mississippi, Series A
(GO)
5.00%, 10/01/29 (c) 430 464,620
Underline
Missouri : 0.8%
Curators of the University of
Missouri, Series A (RB)
5.00%, 11/01/29 (c) 1,405 1,421,242
Missouri State Environmental
Improvement and Energy
Resources Authority, Water
Pollution Control and
Drinking Water, Series B (RB)
5.00%, 01/01/26 (c) 500 514,506
1,935,748
Montana : 0.2%
City of Forsyth, Montana
Pollution Control,
Northwestern Corp. Colstrip
Project (RB)
3.88%, 07/01/28 (c) 500 507,435
Underline
Nevada : 0.4%
Clark County (GO)
5.00%, 06/01/25 1,090 1,120,182
Underline
New Jersey : 4.5%
New Jersey Economic
Development Authority, New
Jersey Transit Corp. Project,
Series B (RB)
4.00%, 11/01/25 660 672,060

VANECK SHORT MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New Jersey (continued)
New Jersey Economic
Development Authority,
School Facilities Construction,
Series DDD (RB)
5.00%, 06/15/34 (c) $ 615 $ 660,966
New Jersey Educational
Facilities Authority, Higher
Education Facilities Trust (RB)
5.00%, 06/15/26 (c) 500 503,385
5.00%, 06/15/24 575 578,758
New Jersey Educational
Facilities Authority, Princeton
University, Series B (RB)
5.00%, 07/01/25 1,000 1,030,464
5.00%, 07/01/28 (c) 1,000 1,081,021
New Jersey State, COVID-19,
Series A (GO)
5.00%, 06/01/29 1,000 1,119,474
New Jersey Transportation
Trust Fund Authority, Series
A (RB)
5.00%, 12/15/24 1,000 1,016,394
5.00%, 12/15/26 500 529,627
5.00%, 06/15/24 1,410 1,418,745
New Jersey Transportation
Trust Fund Authority, Series
AA (RB)
5.00%, 06/15/25 500 513,378
State of New Jersey, Covid-19
General Emergency, Series
A (GO)
5.00%, 06/01/25 600 616,139
5.00%, 06/01/27 500 537,286
State of New Jersey, Various
Purposes (GO)
2.00%, 06/01/25 500 489,660
2.00%, 06/01/26 500 482,097
11,249,454
New Mexico : 0.8%
State of New Mexico, Capital
Projects (GO)
5.00%, 03/01/24 500 500,766
State of New Mexico, Series A
(RB)
5.00%, 07/01/27 840 905,157
State of New Mexico, Series B
(RB)
5.00%, 07/01/26 535 563,559
1,969,482
New York : 14.2%
City of New York, Series A (GO)
5.00%, 08/01/24 1,500 1,514,403
City of New York, Series C (GO)
5.00%, 08/01/24 750 757,201
City of New York, Series C (GO)
(SD CRED PROG)
5.00%, 08/01/27 500 539,791
Par
(000’s) Value
New York (continued)
City of New York, Series C and
D (GO)
5.00%, 08/01/26 $ 325 $ 343,033
City of New York, Series F-1
(GO)
5.00%, 03/01/27 410 438,554
County of Nassau, Series C (GO)
5.00%, 10/01/25 550 569,605
Dormitory Authority of the
State of New York State,
Series A (RB)
5.00%, 03/15/26 1,265 1,324,987
Long Island Power Authority
Electric System (RB) (BAM)
5.00%, 09/01/26 510 540,272
Metropolitan Transportation
Authority, Series A-1 (RB)
5.00%, 11/15/48 (p) 2,000 2,011,531
Metropolitan Transportation
Authority, Series A-2 (RB) (SD
CRED PROG)
5.00%, 11/15/34 (p) 1,160 1,162,045
Metropolitan Transportation
Authority, Series B (RB)
5.00%, 11/15/26 500 528,025
New York City Housing
Development Corp., Multi-
Family Housing, Series F-2
(RB) (FHA 542 (C))
0.60%, 05/01/61 (c) (p) 300 284,855
New York City Industrial
Development Agency,
Queens Baseball Stadium
Project, Series A (RB) (AGM)
5.00%, 01/01/27 750 791,581
New York City Transitional
Finance Authority Future Tax
Secured, Series A (RB)
5.00%, 11/01/27 440 478,793
New York City Transitional
Finance Authority Future Tax
Secured, Series F, Subseries
F-1 (RB)
5.00%, 02/01/27 850 909,316
New York City Transitional
Finance Authority, Building
Aid, Series S-1 (RB) (SAW)
5.00%, 07/15/24 550 554,865
5.00%, 07/15/25 570 587,509
New York City Transitional
Finance Authority, Fiscal
Series A, Subseries A-1 (RB)
5.00%, 11/01/26 1,000 1,063,147
New York City Water & Sewer
System, Series BB-2 (RB)
(AGM)
5.00%, 06/15/26 (c) 430 436,781

Par
(000’s) Value
New York (continued)
New York State Dormitory
Authority, New York Cornell
University, Series A (RB)
5.00%, 07/01/26 $ 700 $ 740,229
New York State Dormitory
Authority, Personal Income
Tax, Series A (RB)
5.00%, 03/15/29 1,000 1,124,167
New York State Dormitory
Authority, Personal Income
Tax, Series B (RB)
5.00%, 02/15/27 510 548,194
New York State Dormitory
Authority, Series A (RB)
5.00%, 02/15/27 500 537,445
New York State Dormitory
Authority, Series C (RB)
5.00%, 03/15/28 640 702,365
New York State Dormitory
Authority, State Sales Tax,
Series B (RB)
5.00%, 03/15/29 (c) 595 612,272
5.00%, 03/15/26 (c) 500 517,479
New York State Dormitory
Authority, State Sales Tax,
Series C (RB)
5.00%, 03/15/25 1,035 1,059,583
New York State Dormitory
Authority, State Sales Tax,
Series E (RB)
5.00%, 03/15/26 680 711,160
New York State Dormitory
Authority, State University
Dormitory Facilities, Series
A (RB)
5.00%, 07/01/25 500 514,599
New York State Environmental
Facilities Corp., State Clean
Water And Drinking Water
Revolving Funds, Series B (RB)
5.00%, 06/15/28 605 670,379
New York State Housing
Finance Agency, Series A-2
(RB)
2.50%, 11/01/60 (c) (p) 975 931,386
New York State Housing
Finance Agency, Series C (RB)
(SONYMA HUD SECT 8)
3.80%, 11/01/62 (c) (p) 500 501,732
New York State Housing
Finance Agency, Series I (RB)
(SAW)
1.75%, 05/01/24 (c) 215 213,833
New York State Housing
Finance Agency, Series L-2
(RB)
0.75%, 11/01/25 (c) 630 589,700
Par
(000’s) Value
New York (continued)
New York State Thruway
Authority, Series P (RB)
5.00%, 01/01/27 $ 1,000 $ 1,063,874
New York State Urban
Development Corp., State
Personal Income, Series A
(RB)
5.00%, 03/15/25 495 506,426
5.00%, 03/15/28 (c) 500 523,438
5.00%, 03/15/27 690 739,917
New York State Urban
Development Corp., State
Personal Income, Series C
(RB)
5.00%, 03/15/27 500 536,522
New York State Urban
Development Corp., State
Personal Income, Series E
(RB)
5.00%, 03/15/25 500 511,805
Town of Oyster Bay, Water
District Notes (GO)
5.00%, 03/08/24 1,000 1,001,591
Triborough Bridge & Tunnel
Authority, Series  A-2 (RB)
2.00%, 05/15/45 (p) 875 839,915
Triborough Bridge & Tunnel
Authority, Series A (RB)
5.00%, 11/15/26 1,000 1,065,566
5.00%, 11/15/27 500 545,514
5.00%, 11/15/28 1,000 1,115,614
Triborough Bridge & Tunnel
Authority, Series B (RB)
5.00%, 11/15/28 (c) 1,000 1,103,323
Utility Debt Securitization
Authority, Series E (RB)
5.00%, 12/15/29 (c) 1,250 1,252,570
35,616,892
North Carolina : 1.7%
County of Guilford, Series B
(GO)
5.00%, 05/01/24 500 502,345
County of Mecklenburg, Series
A (GO)
4.00%, 04/01/29 (c) 500 518,729
County of Wake (RB)
5.00%, 09/01/26 375 396,970
North Carolina Medical Care
Commission Hospital,
Caromont Health, Series B
(RB)
5.00%, 02/01/51 (p) 500 517,183
North Carolina Turnpike
Authority, Triangle
Expressway System (RB)
(BAM)
5.00%, 02/01/24 1,625 1,625,000

VANECK SHORT MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
North Carolina (continued)
State of North Carolina, Series
B (RB)
5.00%, 05/01/29 (c) $ 585 $ 628,424
4,188,651
Ohio : 2.3%
American Municipal Power,
Inc., Combined Hydroelectric
Projects, Series A (RB)
5.00%, 02/15/28 1,000 1,080,614
City of Columbus, Various
Purpose (GO)
5.00%, 04/01/29 (c) 750 809,469
County of Allen, Ohio Hospital
Facilities, Mercy Health,
Series A (RB)
5.00%, 08/01/26 410 429,005
Lancaster Port Authority, Gas
Supply (RB) (SBG)
5.00%, 08/01/49 (c) (p) 485 490,714
Lucas-Plaza Hsg Development
Corp., Bds Plaza Section 8,
Proj B (RB) (FHA)
0.00%, 06/01/24 ^ 500 494,352
Ohio Water Development
Authority, Series A (RB)
5.00%, 06/01/29 (c) 770 862,118
Ohio Water Development
Authority, Series B (RB)
5.00%, 12/01/27 (c) 1,000 1,061,974
State of Ohio, Highway Capital
Improvement, Series R (GO)
5.00%, 05/01/27 500 502,283
5,730,529
Oklahoma : 0.5%
Canadian County Educational
Facilities Authority, Mustang
Public Schools (RB)
3.00%, 09/01/29 (c) 330 325,601
Oklahoma County Independent
School District, Series A (GO)
3.00%, 07/01/27 1,000 1,003,870
1,329,471
Oregon : 0.8%
Beaverton School District 48J,
Series B (GO) (SBG)
5.00%, 06/15/25 (c) 1,000 1,006,917
City of Portland, Oregon Sewer
System, Series A (RB)
5.00%, 12/01/26 500 532,386
Multnomah County School
District No. 1J, Series B (GO)
(SBG)
5.00%, 06/15/25 500 514,774
2,054,077
Pennsylvania : 3.1%
Allegheny County Sanitary
Authority (RB) (BAM)
5.00%, 12/01/27 (c) 500 516,764
Par
(000’s) Value
Pennsylvania (continued)
City of Philadelphia, Series A
(GO)
5.00%, 08/01/25 $ 300 $ 307,653
Commonwealth of
Pennsylvania (GO)
5.00%, 01/01/26 560 583,164
5.00%, 03/15/27 (c) 500 510,572
5.00%, 06/15/29 500 503,459
Commonwealth of
Pennsylvania (GO) (SBG)
5.00%, 07/15/26 1,000 1,054,365
County of Lehig, Valley Health
Network, Series A (RB) (SBG)
5.00%, 07/01/26 600 623,183
Delaware River Port Authority,
Series B (RB)
5.00%, 01/01/25 350 356,426
Delaware Valley, Pennsylvania
Regional Finance Authority,
Series A (RB) (AMBAC)
5.50%, 08/01/28 805 888,964
Montgomery County Industrial
Development Authority,
Series A (RB)
4.10%, 04/01/53 (p) 500 511,135
Philadelphia School District,
Series F (GO) (SAW)
5.00%, 09/01/25 660 677,580
University of Pittsburgh of the
Commonwealth, System of
Higher Education (RB)
4.00%, 04/15/26 (c) 500 512,254
Westmoreland County
Municipal Authority (RB)
(BAM)
5.00%, 08/15/28 (c) 765 787,100
7,832,619
Rhode Island : 0.4%
Rhode Island Health and
Educational Building Corp.,
Providence Public Buildings
Authority Issue, Series A (RB)
(AGM)
5.00%, 05/15/26 (c) 500 510,767
Tobacco Settlement Financing
Corporation Tobacco
Settlement Asset-Backed
Bonds, Series A (RB)
5.00%, 06/01/26 (c) 500 508,860
1,019,627
South Carolina : 0.7%
Patriots Energy Group
Financing Agency, Series A
(RB)
4.00%, 10/01/48 (c) (p) 1,765 1,765,000
Underline

Par
(000’s) Value
South Dakota : 0.2%
South Dakota Health and
Educational Facilities
Authority, Avera Health,
Series A (RB)
5.00%, 07/01/33 (c) (p) $ 535 $ 536,075
Underline
Tennessee : 1.3%
Johnson City Health &
Educational Facilities Board,
Series A (RB)
5.00%, 07/01/25 500 509,301
Metropolitan Government of
Nashville & Davidson County
(GO)
5.00%, 07/01/26 525 553,530
Tennessee Energy Acquisition
Corp., Gas Project (RB)
4.00%, 11/01/49 (c) (p) 1,775 1,777,736
Tennessee Energy Acquisition
Corp., Gas Project, Series A-1
(RB)
5.00%, 05/01/53 (c) (p) 500 519,857
3,360,424
Texas : 8.9%
Austin Independent School
District (GO)
5.00%, 08/01/28 505 557,183
Bexar County, Limited Tax (GO)
5.00%, 06/15/27 (c) 500 524,789
Board of Regents of the
University of Texas System,
Series B (RB)
5.00%, 08/15/29 1,000 1,129,365
City of Dallas, Series A (GO)
5.00%, 02/15/25 500 510,102
City of Houston, Series A (GO)
5.00%, 03/01/27 (c) 750 751,056
City of San Antonio, Electric and
Gas Systems (RB)
5.00%, 02/01/27 (c) 630 662,157
City of San Antonio, General
Improvement (GO)
5.00%, 08/01/25 500 515,716
Comal Independent School
District (GO)
5.00%, 02/01/26 775 808,205
Conroe Independent School
District, Unlimited Tax School
Buildings, Series A (GO)
5.00%, 02/15/27 2,000 2,137,833
County of Harris, Flood Control
District, Series A (GO)
5.00%, 10/01/29 (c) 480 494,728
Dallas Area Rapid Transit,
Series A (RB)
5.00%, 12/01/46 (c) 1,000 1,037,863
Dallas Independent School
District, Series A (GO)
4.00%, 02/15/34 (c) 500 504,234
Par
(000’s) Value
Texas (continued)
Denton Independent School
District (GO)
5.00%, 08/15/29 $ 1,000 $ 1,127,710
Denton Independent School
District, Series A (GO)
5.00%, 08/15/45 (c) 500 515,881
Dripping Springs Independent
School District (GO)
4.00%, 02/15/39 (c) 1,000 1,000,274
Harris County, Texas Toll Road
Senior Lien, Series A (RB)
5.00%, 08/15/27 1,000 1,080,508
Houston Independent School
District (GO)
5.00%, 02/15/25 1,000 1,020,615
Lower Colorado River
Authority, LCRA Transmission
Services Corp. Project, Series
A (RB) (AGM)
5.00%, 05/15/27 500 535,459
North Texas Thruway Authority,
Series I (RB) (AGC)
6.20%, 01/01/42 (c) 1,000 1,027,631
North Texas Tollway Authority
System, Series A (RB)
5.00%, 01/01/27 500 532,616
North Texas Tollway Authority,
First Tier, Series A (RB)
5.00%, 01/01/27 (c) 595 619,592
Pflugerville Independent School
District (GO)
5.00%, 02/15/38 (c) 500 500,324
Pflugerville Independent School
District, Series A (GO)
5.00%, 02/15/24 1,000 1,000,622
Texas Municipal Gas
Acquisition & Supply Corp.
III (RB)
5.00%, 12/15/26 600 616,183
Texas Water Development
Board (RB)
5.00%, 04/15/26 1,000 1,046,644
Texas Water Development
Board, Series B (RB)
5.00%, 10/15/24 500 507,130
University of Houston, Series
A (RB)
5.00%, 02/15/26 1,000 1,046,205
Ysleta Independent School
District (GO)
5.00%, 08/15/45 (c) 650 670,646
22,481,271
Utah : 0.6%
County of Utah, IHL Health
Services Inc., Series B-1 (RB)
5.00%, 05/15/60 (c) (p) 1,000 1,007,627

VANECK SHORT MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Utah (continued)
County of Utah, IHL Health
Services Inc., Series B-2 (RB)
5.00%, 05/15/57 (c) (p) $ 500 $ 500,393
1,508,020
Virginia : 1.9%
County of Fairfax, Public
Improvement, Series A (GO)
(SAW)
4.00%, 10/01/25 990 1,009,957
Hampton Roads Transportation
Accountability Commission,
Series A (RB)
5.00%, 07/01/26 750 786,091
Virginia College Building
Authority, 21st Century
College and Equipment
Programs Educational
Facilities, Series C (RB)
5.00%, 02/01/27 600 641,333
Virginia Commonwealth
Transportation Board (RB)
5.00%, 03/15/27 (c) 510 539,328
Virginia Public Building
Authority, Public Facilities,
Series A (RB)
5.00%, 08/01/29 (c) 720 778,876
Wise County Industrial
Development Authority,
Virginia Electric and Power
Co. Project, Series A (RB)
(AGC)
0.75%, 10/01/40 (p) 1,000 932,405
4,687,990
Washington : 3.0%
Central Puget Sound
Regional Transit Authority,
Motor Vehicle Excise Tax
Improvement, Series S-1 (RB)
5.00%, 11/01/26 520 552,552
Central Puget Sound Regional
Transit Authority, Series S-1
(RB)
5.00%, 11/01/31 (c) 500 518,390
Par
(000’s) Value
Washington (continued)
Energy Northwest Project
Electric, Series A (RB)
5.00%, 07/01/25 $ 1,000 $ 1,030,745
Energy Northwest Project
Electric, Series C (RB)
5.00%, 07/01/24 540 544,493
5.00%, 07/01/25 1,375 1,417,274
Energy Northwest, Project 3
Electric, Series A (RB)
5.00%, 07/01/28 (c) 725 780,276
State of New Mexico, Series A
(GO)
5.00%, 06/01/26 1,000 1,051,999
State of Washington, Various
Purpose, Series R-A (GO)
5.00%, 08/01/24 750 757,313
Washington Health Care
Facilities Authority,
CommonSpirit Health, Series
B-1 (RB)
5.00%, 08/01/49 (c) (p) 1,000 1,000,646
7,653,688
West Virginia : 0.4%
State of West Virginia,
Surface Transportation
Improvements, Series A (RB)
5.00%, 09/01/26 1,000 1,052,954
Underline
Wisconsin : 1.3%
City of Milwaukee, Series N4
(GO)
5.00%, 04/01/26 750 774,230
State of Wisconsin, Series A
(GO)
5.00%, 05/01/28 (c) 500 511,947
5.00%, 05/01/25 500 512,958
State of Wisconsin, Series D
(GO)
4.00%, 05/01/29 (c) 1,500 1,504,502
3,303,637
Total Municipal Bonds: 98.7%
(Cost: $253,200,093) 248,399,736
Other assets less liabilities: 1.3% 3,190,538
NET ASSETS: 100.0% $ 251,590,274

FootnoteRuleAboveBlank
Footnotes:
Definitions:
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corp.
BAM Build America Assurance Co.
CP Certificate of Participation
FHA Federal Housing Association
GO General Obligation
RB Revenue Bond
SAW State Aid Withholding
SBG School Board Guaranteed
SD CRED PROG Special District Credit Enhancement Program
ST Special Tax
(c) Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p) Putable Security — the redemption date shown is when the security may be redeemed by the investor
^ Zero Coupon Bond
Summary of Investments by Sector
% of
Investments Value
State GO 19.0% $ 47,217,016
Local GO 13.0 32,267,857
Refunded 12.0 29,753,562
Tax 8.8 21,996,435
Utilities - Other 7.4 18,458,382
Water & Sewer 5.6 13,935,346
Education 5.4 13,395,955
Transportation 5.2 12,815,065
Power 5.1 12,682,804
Hospitals 4.7 11,681,509
Toll & Turnpike 4.2 10,373,457
Leasing COPS & Appropriations 4.1 10,195,065
Multi-Family Housing 1.2 2,980,756
Miscellaneous 1.1 2,630,085
Airport 1.0 2,509,393
Pollution Control 0.7 1,809,582
Tobacco 0.6 1,444,782
Unassigned 0.4 1,001,591
Industrial Development Revenue 0.3 714,572
Special Tax 0.2 536,522
100.0% $ 248,399,736